Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2020
Accounts Receivable, after Allowance for Credit Loss, Current [Abstract]
Schedule of Accounts Receivable, Net

	As at December 31
	2019	2020	2020
	RMB	RMB	US$
Accounts receivable	1,370,375	2,350,641	360,252
Allowance for doubtful accounts	(22,894)	(15,770)	(2,417)

Accounts receivable, net	1,347,481	2,334,871	357,835

Schedule of the Movement in the allowance for Doubtful Accounts
The movements in the allowance for doubtful accounts were as follows:

	As at December 31
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Balance at beginning of the year	2,183	2,249	22,894	3,509
Additions (reversals)	66	20,645	(7,124)	(1,092)

Balance at end of the year	2,249	22,894	15,770	2,417